Related Party Transactions - Schedule of Related Party Balances with the Related Parties (Details) - USD ($)		Dec. 31, 2022	Dec. 31, 2021
Tianjin Tuoda [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due from related parties	[1]		$ 6,084,940
Amounts due to related parties, current	[1]	3,792
ICONIQ Institute [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due from related parties			120,938
Total [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due from related parties			6,205,878
Amounts due to related parties, non-current		14,584,753	7,541,910
Mr. Nan Wu [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due to related parties, current	[2]	5,114,224
Al Ataa [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due to related parties, current		3,863,014
Shenzhen Yinghehuicheng [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due to related parties, current		681,436	737,533
Magic [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due to related parties, current	[3]		6,662,900
My Car [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due to related parties, current	[4]		141,477
Vision Path [Member]
Schedule Related Party Balances with the Related Parties [Line Items]
Amounts due to related parties, non-current	[5]	$ 4,922,287

[1]	In 2018 and 2019, the Group provided several short-term interest-free loans totalled $5.7 million to Tianjin Tuoda to support Tianjin Tuoda’s normal operations, which was repayable on demand. During 2020, the Group provided petty cash of $131,148 to Tianjin Tuoda, offset by expenses paid by Tianjin Tuoda of $122,844 on behalf of the Group. In 2021 and May 2022, Tianjin Tuoda repaid the outstanding loan in full.In April 2022, Tianjin Tuoda and the Group entered into a financing service agreement that Tianjin Tuoda would provide financing service for a 6.5% commission fee. In 2022, a PIPE amounted to US$200 million wired into the Group as permanent equity, which was associated with Tianjin Tuoda’s financing service. As a result, the commission fee payable to Tianjin Tuoda was $13 million, which was recognized as additional paid-in capital in the consolidated financial statements.The Group paid $6.1 million of expenses on behalf of Tianjin Tuoda, of which $3,792 remained due to Tianjin Tuoda as of December 31, 2022.
[2]	In 2022, Mr. Nan Wu paid loan and expenses on behalf of the Group totaled $4.3 million, net off the expenses the Group paid for Mr. Nan Wu. Mr. Nan Wu also provided interest-free loans of $2.4 million to the Group for ordinary operations in 2022, which was repayable on demand.
[3]	In 2021, Magic provided short-term loans totalled $6.2 million to the Group, at an interest rate of 12% per annum. Half of the principal amount of the loans would mature in March 2022 and the rest in April 2022. In 2022, My Car and Mr. Nan Wu repaid loan and interest on behalf of the Group to Magic in full.
[4]	In 2022, My Car paid loan and expenses on behalf of the Group totaled $5.5 million, which were interest-free and repayable on demand, and the Group repaid $5.8 million. The Group provided loan to My Car of $1.5 million which was transferred to Mr. Nan Wu from My Car, as a result, the balance of amounts due from My Car as of December 31, 2022 was nil.
[5]	In August 2022, Vision Path, the Group and Hainan Union Management Co., Ltd (“Hainan Union”) entered into a share transfer agreement. Under the agreement, Vision Path would sell its shares of the Group to Hainan Union with an amount of US$5.0 million and provided the amount to the Group as an interest-free loan for two years to support the Group’s normal operations. Among them, US$3.0 million would be due on August 24, 2024 and the rest would be due on September 27, 2024. As of the date the issuance of the consolidated financial statements, the amount is due and the Group does not make any payment to Vision Path. The Group provided a guarantee with joint liability of Vision Path’s contingent repayment, see Note 21 Commitments and contingencies for details.